Earnings Per Share (Details) - Schedule of Basic and Dilutive Net Loss Per Share Attributable to Common Stockholders - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income (loss)	$ (33,323,555)	$ 1,961,799	$ (46,620,619)	$ (9,409,208)	$ (15,638,589)	$ (35,167,089)
Denominator:
Weighted-average common shares outstanding - diluted	22,292,374	16,427,124	20,217,081	16,065,664	7,235,733	7,203,514
Net income (loss) Earnings per share - basic	$ (1.49)	$ 0.12	$ (2.31)	$ (0.59)	$ (2.16)	$ (4.89)
Earnings per share - diluted	$ (1.49)	$ 0.12	$ (2.31)	$ (0.59)	$ (2.16)	$ (4.89)
Weighted-average common shares outstanding - basic	22,292,374	16,427,124	20,217,081	16,065,664	7,235,733	7,203,514
Weighted-average common shares outstanding - diluted	22,292,374	16,427,124	20,217,081	16,065,664	7,235,733	7,203,514
Net income (loss) Earnings per share - basic	$ (1.49)	$ 0.12	$ (2.31)	$ (0.59)	$ (2.16)	$ (4.89)
Earnings per share - diluted	(1.49)	0.12	(2.31)	(0.59)	(2.16)	(4.89)
Earnings per share - basic and diluted:
Net income (loss) Earnings per share - basic	(1.49)	0.12	(2.31)	(0.59)	(2.16)	(4.89)
Earnings per share - diluted	$ (1.49)	$ 0.12	$ (2.31)	$ (0.59)	$ (2.16)	$ (4.89)